DAC AND POLICYHOLDER BONUS INTEREST CREDITS - Schedule of Change in Deferred Assets for Policyholder Bonus Interest Credit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs Disclosures [Abstract]
Balance, beginning of year	$ 504	$ 534
Policyholder bonus interest credits deferred	7.00%	13.00%
Amortization charged to income	$ (38)	$ (43)
Balance, end of year	$ 473	$ 504